Supplemental information on oil and gas producing activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Schedule of capitalized costs relating to oil and gas producing activities

35.1       Capitalized costs relating to oil and gas exploration and production activities

	2020	2019	2018
Natural and environmental properties	67,767,005	60,261,025	53,752,436
Wells, equipment and facilities – property, plant and equipment	31,166,804	30,150,268	29,416,081
Exploration and production projects	12,494,665	8,801,630	8,463,584
Accumulated depreciation, depletion and amortization	(64,233,572)	(60,346,094)	(55,689,222)
Net capitalized cost	47,194,902	38,866,829	35,942,879

Schedule of costs Incurred in oil and gas property acquisition, exploration, and development activities

35.2       Costs incurred in oil and gas exploration and developed activities

Costs incurred are summarized below and include both amounts expensed and capitalized in the corresponding period.

	2020	2019	2018
Acquisition of proved properties (1)	507,907	2,668,960	—
Acquisition of unproved properties (2)	1,274,660	261,231	81,295
Exploration costs	1,340,898	640,556	1,197,946
Development costs	7,367,020	8,084,283	6,346,276
	10,490,485	11,655,030	7,625,517

(1)

For 2020, it corresponds mainly to the acquisition of the entire participation in the Guajira Association (43% of the association contract) by Hocol and its position as operator. In July 2019, Ecopetrol S.A. and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the state of Texas (USA).

(2)

During 2020, Ecopetrol S.A. through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda acquired 30% of the interests, rights and obligations in two areas that correspond to the BM-S-54 Concession Contract and the Sul de Gato do Mato Shared Production Contract, located offshore in Santos basin of Brazil, in the discovery of hydrocarbons called "Gato do Mato". Additionally, Ecopetrol Óleo e Gás do Brasil Ltda has recognized the billing related to activities of drilling during the year. On July 17, 2019, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, this percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (operator) and Chevron each retain 45% of the total.

Schedule of results of operations for oil and gas exploration and production activities

35.3       Results of operations for oil and gas exploration and production activities

The Ecopetrol Business Group’s results of operations from oil and gas exploration and production activities for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Net revenues
Sales	30,141,662	42,070,018	39,633,866
Transfers	7,025,839	11,564,358	11,794,014
	37,167,501	53,634,376	51,427,880
Production costs(1)	12,753,880	9,336,387	8,337,413
Depreciation, depletion and amortization(2)	6,393,506	6,049,543	5,591,774
Other production costs(3)	14,005,669	21,550,907	18,918,275
Exploration expenses(4)	689,204	763,562	1,387,463
Other expenses(5)	2,227,481	4,163,241	1,036,983
	36,069,740	41,863,640	35,271,908
Income before income tax expense	1,097,761	11,770,736	16,155,972
Income tax expense	(233,255)	(2,107,363)	(6,303,251)
Results of operations for exploration and production activities	864,506	9,663,373	9,852,721

(1)

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2020, 2019 and 2018 of COP$213,925, COP$198,394 and COP$187,340, respectively.

(2)

In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2020, 2019 and 2018 in depreciation, depletion and amortization, were COP$639,123, COP$272,147 and COP$180,193, respectively.

(3)	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
(4)	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
(5)	Corresponds to administration, marketing expenses and impairment.

Schedule of proved developed and undeveloped oil and gas reserve quantities

	2020			2019			2018
	Oil	Gas	Total	Oil	Gas	Total	Oil	Gas	Total
	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)	(Mbls)	(Gpc)	(Mbe)
Proved reserves:
Opening balance	1,384	2,906	1,894	1,200	3,002	1,727	1,088	3,254	1,659
Revisions of previous estimates(1)	(81)	51	(72)	75	51	84	121	(4)	121
Improved recovery	100	74	113	94	3	94	128	4	129
Purchases	—	171	30	142	126	164	—	—	—
Extensions and discoveries	41	8	42	66	2	67	54	18	57
Sales	(0.9)	(0.3)	(1)	—	—	—	—	—	—
Production	(186)	(289)	(236)	(193)	(278)	(242)	(191)	(270)	(239)
Closing balance	1,257	2,921	1,770	1,384	2,906	1,894	1,200	3,002	1,727
Proved developed reserves:
Opening balance	898	2,662	1,365	883	2,882	1,389	818	3,158	1,372
Closing balance	834	2,636	1,297	898	2,662	1,365	883	2,882	1,389
Proved undeveloped reserves:
Opening balance	486	244	529	317	119	338	270	96	287
Closing balance	423	285	473	486	244	529	317	119	338

Some values were rounded for presentation purposes.

(1)

Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.

Schedule of standardized measure of discounted future cash flows relating to proved crude oil and gas eserves

The standardized measure of discounted future net cash flows related to the above proved crude oil and natural gas reserves is calculated in accordance with the requirements of ASU 2010–03. Estimated future cash inflows from production under SEC requirements are computed by applying unweighted arithmetic average of the first–day–of–the–month for oil and gas price to year–end quantities of estimated net proved reserves, with cost factors based on those at the end of each year, currently enacted tax rates and a 10% annual discount factor. In our view, the information so calculated does not provide a reliable measure of future cash flows from proved reserves, nor does it permit a realistic comparison to be made of one entity with another because the assumptions used cannot reflect the varying circumstances within each entity. In addition, a substantial but unknown proportion of future real cash flows from oil and gas production activities is expected to derive from reserves which have already been discovered, but which cannot yet be regarded as proved.

	2020	2019	2018
Future cash inflows	187,210,379	279,722,107	275,046,421
Future costs
Production (1)	(85,989,384)	(93,589,960)	(90,176,326)
Development	(28,752,131)	(32,734,702)	(21,945,453)
Income taxes	(13,470,352)	(37,077,231)	(41,102,015)
Future net cash flow	58,998,512	116,320,214	121,822,627
10% discount factor	(18,568,308)	(36,934,889)	(35,518,187)
Standardized measure of discounted net cash flows	40,430,204	79,385,325	86,304,440

(1)Production future costs include the estimated costs related to assets retirement obligations in the amount of $12,545,574;  $10,665,315 and $10,164,941 as of December 31, 2020, 2019, and 2018, respectively.

Schedule of principal sources of change in standardized measure of discounted future net cash flows

	2020	2019	2018
Net change in sales and transfer prices and in production cost (lifting) related to future production	(44,482,725)	2,411,040	79,632,263
Changes in estimated future development costs	(5,401,560)	(12,627,361)	(13,141,340)
Sales and transfer of oil and gas produced, net of production costs	(24,413,621)	(44,297,989)	(43,090,467)
Net change due to extensions, discoveries and improved recovery	3,134,469	7,061,712	8,496,249
Net change due to purchase and sales of minerals in place	570,460	213,539	—
Net change due to revisions in quantity estimates	(3,414,649)	6,756,418	10,163,131
Previously estimated development costs incurred during the period	7,943,239	23,200,357	12,505,421
Accretion of discount	10,468,951	11,542,289	6,771,897
Timing and other	567,027	(4,993,389)	(13,633,228)
Net change in income taxes	16,073,288	3,814,269	(12,616,331)
Aggregate change in the standardized measure of discounted future net cash flows for the year	(38,955,121)	(6,919,115)	35,087,595